Going Concern & Liquidity (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Going Concern Liquidity
Accumulated deficit	$ 211,045,231	$ 204,269,519	$ 88,951,426
Working capital deficit	54,000,000	53,200,000	101,500,000
Cash	75,051	2,000,000.0
Restricted Cash	70,596	1,800,000
Debt obligations	10,800,000	18,100,000
Accumulated deficit	(211,045,231)	(204,269,519)	(88,951,426)
Finance lease liabilities	9,363,205	9,101,852	$ 4,267,396
Derivative liabilities current	$ 9,100,000	$ 9,062,320